VOYA LETTERHEAD

LAW & COMPLIANCE/PRODUCT FILING UNIT
ONE ORANGE WAY
WINDSOR, CT 06095-4774

LOMBARD GASBARRO

SENIOR VICE PRESIDENT, DEPUTY GENERAL COUNSEL

PHONE: (781) 796-9402 | EMAIL: LOMBARD.GASBARRO@VOYA.COM

May 1, 2025

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Voya Retirement Insurance and Annuity Company and its Variable Annuity Account B

Prospectus Title: Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

File Nos.: 033-75996* and 811-02512

Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account B, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

•	The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•	The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 10, 2025.

If you have any questions regarding this submission, please call the undersigned at (781) 796-9402.

Sincerely,

/s/ Lombard Gasbarro
Lombard Gasbarro

*	Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement Nos. 002-52448 and 033-88722 and the individual deferred compensation contracts covered by Registration Statement No. 033-76000.
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